Intangible Assets, Net (Tables)	6 Months Ended
Mar. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net as of March 31, 2024 and September 30, 2023 consisted of the following:
	March 31,	September 30,
	2024	2023
	(Unaudited)
Purchased software, cost	$962,789	$952,800
Purchased patent, cost	2,221,085	2,080,949
Capitalized software, cost	3,390,701	3,371,856
Total intangible assets, at cost	6,574,575	6,405,605
Less: accumulated amortization	(1,880,377)	(1,427,523)
Intangible assets, net	$4,694,198	$4,978,082

Schedule of Estimated Future Amortization Expense for Intangible Assets	Estimated future amortization expense for intangible assets is as follows as of March 31, 2024:
12 months ended March 31,	Amortization expense

2025	$878,306
2026	878,306
2027	878,306
2028	878,306
2029	878,306
Thereafter	302,668
Total	$4,694,198